COMMITMENTS AND CONTINGENCIES - Additional Information (Detail) € in Thousands, $ in Millions	1 Months Ended						4 Months Ended	12 Months Ended
	Feb. 28, 2021 EUR (€)	Jan. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Jun. 30, 2020 EUR (€)	Jul. 31, 2019 EUR (€)	May 31, 2019 EUR (€)	Mar. 31, 2015 Claim	Dec. 31, 2020 USD ($)	Mar. 31, 2021
Commitments and Contingencies [Line Items]
Minority interest ownership percentage	20.00%							34.00%	34.00%
Zuffa [Member]
Commitments and Contingencies [Line Items]
New claims filed, number | Claim							5
UFC Fighters [Member]
Commitments and Contingencies [Line Items]
New claims filed, number | Claim							11
Purchase/ Guarantee Agreements
Commitments and Contingencies [Line Items]
Increase in commitment amount | $								$ 29.2
Purchase/ Guarantee Agreements | 2021
Commitments and Contingencies [Line Items]
Increase (decrease) in Contractual Obligation | $								8.1
Purchase/ Guarantee Agreements | 2022-2023
Commitments and Contingencies [Line Items]
Increase (decrease) in Contractual Obligation | $								20.3
Purchase/ Guarantee Agreements | 2024-2025
Commitments and Contingencies [Line Items]
Increase (decrease) in Contractual Obligation | $								17.0
Payments to Members/ Employees Agreement
Commitments and Contingencies [Line Items]
Increase in commitment amount | $								79.7
Payments to Members/ Employees Agreement | 2021
Commitments and Contingencies [Line Items]
Increase (decrease) in Contractual Obligation | $								23.7
Payments to Members/ Employees Agreement | 2022-2023
Commitments and Contingencies [Line Items]
Increase (decrease) in Contractual Obligation | $								47.3
Payments to Members/ Employees Agreement | 2024-2025
Commitments and Contingencies [Line Items]
Increase (decrease) in Contractual Obligation | $								8.6
Payments to Members/ Employees Agreement | After 2025
Commitments and Contingencies [Line Items]
Increase (decrease) in Contractual Obligation | $								$ 0.1
Breach Of Competition Law [Member] | Italian Competition Authority [Member]
Commitments and Contingencies [Line Items]
Loss contingency, loss in period						€ 300
Breach Of Competition Law [Member] | Lega Nazionale [Member]
Commitments and Contingencies [Line Items]
Loss contingency, damages sought, value					€ 1,592,200
Breach Of Competition Law [Member] | Three Football Clubs [Member]
Commitments and Contingencies [Line Items]
Loss contingency, damages sought, value					554,600
Breach Of Competition Law [Member] | Four Additional Football Club [Member]
Commitments and Contingencies [Line Items]
Loss contingency, damages sought, value			€ 251,500
Breach Of Competition Law [Member] | Ten Other Clubs [Member]
Commitments and Contingencies [Line Items]
Loss contingency, damages sought, value	€ 92,100		€ 92,100
Breach Of Competition Law [Member] | Torino F.C. S.p.A. [Member]
Commitments and Contingencies [Line Items]
Loss contingency, damages sought, value					167,800
Breach Of Competition Law [Member] | A.C.F. Fiorentina S.p.A. [Member]
Commitments and Contingencies [Line Items]
Loss contingency, damages sought, value					241,600
Breach Of Competition Law [Member] | A.C. Chievo - Verona S.R.L. [Member]
Commitments and Contingencies [Line Items]
Loss contingency, damages sought, value					€ 145,200
Breach Of Competition Law [Member] | SerieA football league [Member]
Commitments and Contingencies [Line Items]
Loss contingency, damages sought, value				€ 1,592,200
Breach Of Competition Law [Member] | Empoli F.C. S.p.A. [Member]
Commitments and Contingencies [Line Items]
Loss contingency, damages sought, value		€ 65,900
Breach Of Competition Law [Member] | A.C. Perugia Calcio S.R.L. [Member]
Commitments and Contingencies [Line Items]
Loss contingency, damages sought, value		15,000
Breach Of Competition Law [Member] | Delfino Pescara 1936 S.p.A. [Member]
Commitments and Contingencies [Line Items]
Loss contingency, damages sought, value		43,960
Breach Of Competition Law [Member] | Palermo F.C. S.p.A. [Member]
Commitments and Contingencies [Line Items]
Loss contingency, damages sought, value		€ 126,600